Employees and Personnel Costs	12 Months Ended
Dec. 31, 2022
Employees and Personnel Costs
Employees and Personnel Costs

Note 9 Employees and Personnel Costs

Average Number of Employees

	Year Ended December 31,
	2022		2021		2020
	Number	% of Male	Number	% of Male	Number	% of Male
	of Empl.	Empl.	of Empl.	Empl.	of Empl.	Empl.
Parent Company
Sweden	45	33%	29	40%	16	44%
	45	33%	29	40%	16	44%

Subsidiaries
France	2	—	3	26%	—	—
Switzerland	6	53%	6	47%	2	50%
United States	33	52%	18	62%	5	100%
	41	51%	27	55%	7	86%

Total for the Group	86	41%	56	47%	23	57%

Wages and Salaries, Pension Costs and Social Security Costs to the Board, Executive Management and Other Employees

	Year Ended December 31,
Wages and Salaries	2022	2021	2020
Parent Company
Board and Executive Management1)	33,471	27,792	19,211
Other employees	52,126	33,370	15,598

Subsidiaries
Board and Executive Management	14,493	4,983	3,184
Other employees	90,055	57,452	11,615
Total	190,145	123,597	49,608

1) Executive Management includes the Board, CEO and other executive management.

	Year Ended December 31,
Social Security Costs and Pension Costs	2022	2021	2020
Parent Company
Pension costs for the Board and Executive Management	2,167	1,785	1,748
Pension costs to other employees	6,582	4,084	1,666
Social security costs	17,393	17,088	12,330

Subsidiaries
Pension costs for the Board and Executive Management	616	167	129
Pension costs to other employees	2,647	928	506
Social security costs	6,484	8,596	225
Total	35,889	32,648	16,604

Gender Distribution Among the Board and Executive Management

	Year Ended December 31,
	2022	2021	2020
Percentage of women on the Board	67%	60%	60%
Percentage of men on the Board	33%	40%	40%
Percentage of women among other executive management	38%	33%	33%
Percentage of men among other executive management	62%	67%	67%

Disclosures Regarding Total Remuneration of The Board and Executive Management

	Year Ended December 31, 2022
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	975	—	—	—	647	1,622

Board members
Hilde Furberg	413	—	—	—	239	651
Diane Parks	490	—	—	—	239	729
Lennart Hansson (until May, 2022)	200	—	—	—	33	233
Molly Henderson	590	—	—	—	227	817
Henrik Stenqvist (from May, 2022)	275	—	—	—	74	349
Elisabeth Björk (from May, 2022)	188	—	—	—	74	261

Executive Management
CEO, Renée Aguiar-Lucander	5,938	760	2,293	—	4,056	13,048

Other executive management (7 people)	17,784	2,023	5,146	—	8,083	33,037
of which relates to subsidiaries	7,516	616	3,152	—	3,824	15,109
Total	26,853	2,783	7,440	—	13,671	50,747

	Year Ended December 31, 2021
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	898	—	—	—	465	1,363

Board members
Hilde Furberg	336	—	—	—	162	498
Lennart Hansson	360	—	—	—	162	522
Diane Parks	421	—	—	—	162	583
Molly Henderson	539	—	—	—	124	663

Executive Management
CEO, Renée Aguiar-Lucander	4,860	760	1,840	—	3,270	10,730

Other executive management (5 people)	11,279	1,193	2,335	—	5,561	20,368
of which relates to subsidiaries	2,775	167	694	—	1,515	5,151
Total	18,693	1,953	4,175	—	9,906	34,727

	Year Ended December 31, 2020
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	834	—	—	—	310	1,144

Board members
Thomas Eklund (until June, 2022)	72	—	—	—	43	115
Hilde Furberg	273	—	—	—	106	379
Lennart Hansson	281	—	—	—	106	387
Bengt Julander (until June, 2022)	58	—	—	—	—	58
Diane Parks	379	—	—	—	106	485
Molly Henderson (from June, 2022)	345	—	—	—	37	382

Executive Management
CEO, Renée Aguiar-Lucander	3,401	678	1,357	—	1,094	6,530

Other executive management (5 people)	9,816	1,198	1,760	472	2,018	15,264
of which relates to subsidiaries	2,547	129	636	—	—	3,312
Total	15,459	1,876	3,117	472	3,820	24,744

Other Remuneration

Other remuneration comprises of fees for services rendered to the Parent Company. Management services purchased from Cordcom Consultants KB amounted to SEK –, SEK – and SEK 472 in 2022, 2021 and 2020, respectively, and relates to the functions of a Head of Communications and Investor Relations that were outsourced to this entity.

Remuneration of Executive Management

Remuneration of the CEO and other executive management comprises base salary, pension benefits and variable remuneration. Other executive management comprise the seven (five) individuals who, together with the CEO, comprise Executive Management. Other executive management are: Chief Financial Officer, Chief Medical Officer, Vice President Regulatory Affairs, President, North America, Vice President Operations, Group General Counsel and Head of Human Resources.

Pensions

All pension commitments are defined-contribution plans for executive management, as well as board members. The guidelines shall apply to management. The payments made by the Group for defined contribution plans are recognized as expense in the statements of consolidated operations for the period to which they relate. The age of retirement for the CEO is 65 and the pension premium is 20% of base salary. Pension commitments for other Swedish executive management are between 15% and 20% of base salary. The age of retirement is 65 for all other executive management. Defined-benefit pension plans occurs only if required by law or other regulations. In such cases, the defined-benefit level shall be limited to the mandatory level. There are no other pension obligations.

Variable Remuneration

Variable remuneration refers to a variable bonus based on a fixed percentage of base salary. Outcome is based on a vesting period of one year and depends on fulfillment of a combination of predetermined personal targets and business targets. The maximum outcome for the CEO and for other executive management is 60% according to the guidelines for remuneration to executive management.

Severance Pay

A notice period of six months applies if employment is terminated by the CEO. A notice period of twelve months applies if employment is terminated by the Group. The CEO is not entitled to separate severance pay but is eligible to receive a salary during the period of notice. A mutual notice period of three to twelve months, with salary paid, applies between the Group and executive management. No severance pay is paid to Board members.

Guidelines for Executive Remuneration

At the 2022 Annual General Meeting the most recently adopted guidelines for executive remuneration was approved. Remuneration within the Group shall be based on principles of performance, competitiveness and fairness.

Executive management refer to the CEO and other members of the executive management, as well as board members. The guidelines shall apply to employment agreements concluded after the listing on Nasdaq Stockholm, as well as to changes in existing agreements after the listing.

The remuneration to the executive management may consist of fixed remuneration, variable remuneration, share and share price-related incentive programs, pension and other benefits. If local conditions justify variations in the remuneration principles, such variations may occur. The fixed remuneration shall reflect the individual’s responsibility and experience level. The fixed remuneration shall be reviewed annually. The executive management may be offered variable remuneration paid in cash. Such remuneration may not exceed 60 percent of the annual fixed remuneration. Variable remuneration shall be connected to predetermined and measurable criteria, designed with the aim of promoting the Groups long-term value creation. Remuneration and other terms of employment for the CEO are prepared by the Remuneration Committee and decided by the Board of Directors. Remuneration and other terms of employment for other members of the executive management are decided by the CEO, in accordance with principles decided by the Board of Directors and the Remuneration Committee.

The Board of Directors is entitled to deviate from the guidelines if the Board of Directors, in a certain case, deems that there are good reasons for the deviation. Decisions as to the current remuneration levels and other conditions for employment of the CEO and the other members of the executive management have been resolved by the Board of Directors. There are no previous payments that have not been due.